Offerings - Offering: 1	Nov. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	9,500,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 9,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,311.95
Offering Note	None